UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09147
Eaton Vance Massachusetts Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	November 30
Date of Reporting Period:	August 31, 2007

Item 1. Schedule of Investments

Eaton Vance Massachusetts Municipal Income Trust                                                                as of August 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 168.3%

Principal
Amount
(000’s omitted)	Security	Value
Education — 21.9%
$2,790	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	$2,784,950
500	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), 5.75%, 7/1/33	522,620
600	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	605,106
500	Massachusetts Development Finance Agency, (Mount Holyoke College), 5.25%, 7/1/31	512,685
1,500	Massachusetts Development Finance Agency, (Wheeler School), 6.50%, 12/1/29	1,551,690
1,000	Massachusetts Development Finance Agency, (Xaverian Brothers High School), 5.65%, 7/1/29	1,010,290
1,000	Massachusetts Health and Educational Facilities Authority, (Boston College), 5.125%, 6/1/33	1,022,440
215	Massachusetts Health and Educational Facilities Authority, (Williams College), 4.50%, 7/1/33	205,772
500	Massachusetts Industrial Finance Agency, (Babson College), 5.25%, 10/1/27	505,030
		$8,720,583
Electric Utilities — 9.9%
$1,000	Massachusetts Development Finance Agency, (Devens Electric System), 6.00%, 12/1/30	$1,049,930
1,870	Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	1,782,727
275	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 6.73%, 7/1/25 (1)(2)	288,733
825	Puerto Rico Electric Power Authority, DRIVERS, Variable Rate, 6.73%, 7/1/37 (1)(2)	821,972
		$3,943,362
Escrowed / Prerefunded — 5.0%
$400	Massachusetts Development Finance Agency, (Western New England College), Prerefunded to 12/1/12, 6.125%, 12/1/32	$448,052
980	Massachusetts Health and Educational Facilities Authority, (Winchester Hospital), Prerefunded to 7/1/10, 6.75%, 7/1/30	1,055,470
1,000	Rail Connections, Inc., (Route 128 Parking), (ACA), Prerefunded to 7/1/09, 6.53%, 7/1/20	469,610
		$1,973,132

Health Care - Miscellaneous — 5.0%
$300	Massachusetts Development Finance Agency, (Linden Ponds Inc.), 5.75%, 11/15/35	$290,025
310	Massachusetts Development Finance Agency, (Linden Ponds Inc.), 5.75%, 11/15/42	298,443
510	Massachusetts Development Finance Agency, (MCHSP Human Services), 6.60%, 8/15/29	504,446
100	Massachusetts Development Finance Agency, (VOA Concord Assisted Living), 5.125%, 11/1/27	90,431
100	Massachusetts Development Finance Agency, (VOA Concord Assisted Living), 5.20%, 11/1/41	85,528
700	Massachusetts Health and Educational Facilities Authority, (Learning Center for Deaf Children), 6.125%, 7/1/29	710,528
		$1,979,401
Hospital — 18.4%
$1,000	Massachusetts Development Finance Agency, (Biomedical Research Corp.), 6.25%, 8/1/20	$1,066,390
1,000	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.75%, 7/1/33	1,027,240
400	Massachusetts Health and Educational Facilities Authority, (Berkshire Health System), 6.25%, 10/1/31	418,272
105	Massachusetts Health and Educational Facilities Authority, (Central New England Health Systems), 6.30%, 8/1/18	105,172
1,100	Massachusetts Health and Educational Facilities Authority, (Covenant Health), 6.00%, 7/1/31	1,147,245
680	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare Systems), 5.00%, 7/1/29	683,890
820	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare Systems), 5.00%, 7/1/32	820,262
2,000	Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	2,040,560
		$7,309,031
Housing — 13.6%
$2,100	Massachusetts Housing Finance Agency, 4.75%, 12/1/48	$1,887,165
1,000	Massachusetts Housing Finance Agency, (AMT), 4.85%, 6/1/40	929,590
650	Massachusetts Housing Finance Agency, (AMT), 5.00%, 12/1/28	635,388
2,000	Massachusetts Housing Finance Agency, (AMT), 5.10%, 12/1/37	1,950,160
		$5,402,303
Industrial Development Revenue — 1.8%
$695	Massachusetts Industrial Finance Agency, (American Hingham Water Co.), (AMT), 6.60%, 12/1/15	$702,895
		$702,895

Insured-Education — 26.6%
$1,000	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39 (3)	$1,126,570
1,000	Massachusetts Development Finance Agency, (Boston University), (XLCA), 5.375%, 5/15/39	1,086,760
1,365	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32 (4)	1,505,727
1,600	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	1,642,288
1,000	Massachusetts Health and Educational Facilities Authority, (Northeastern University), (MBIA), 5.00%, 10/1/29	1,011,730
4,500	Massachusetts School Building Authority, (AMBAC), 4.50%, 8/15/35 (4)	4,224,240
		$10,597,315
Insured-Escrowed/Prerefunded — 3.3%
$500	Massachusetts Health and Educational Facilities Authority, (UMass-Worcester Campus), (FGIC), Prerefunded to 10/1/11, 5.25%, 10/1/31	$529,205
750	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29	790,103
		$1,319,308
Insured-General Obligations — 9.2%
$2,390	Milford, (FSA), 4.25%, 12/15/46	$2,091,346
500	Plymouth, (MBIA), 5.25%, 10/15/20	525,050
900	Puerto Rico, (FSA), Variable Rate, 7.642%, 7/1/27 (1)(2)	1,035,504
		$3,651,900
Insured-Miscellaneous — 5.1%
$2,000	Boston Convention Center, (AMBAC), 5.00%, 5/1/27	$2,023,500
		$2,023,500
Insured-Other Revenue — 3.6%
$1,250	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$1,455,825
		$1,455,825
Insured-Pooled Loans — 2.8%
$1,175	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	$1,099,941
		$1,099,941
Insured-Special Tax Revenue — 8.1%
$1,500	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$1,519,080
8,945	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	790,022
1,520	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	230,098

$3,015	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	$433,497
1,905	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	260,052
		$3,232,749
Insured-Transportation — 15.2%
$800	Massachusetts Port Authority, (Bosfuel Project), (FGIC), 5.00%, 7/1/32	$800,560
2,000	Massachusetts Port Authority, (Bosfuel Project), (FGIC), 5.00%, 7/1/38	1,987,400
3,200	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 5.00%, 1/1/37 (4)	3,211,039
33	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), Variable Rate, 6.69%, 1/1/37 (1)(2)	33,678
		$6,032,677
Nursing Home — 2.8%
$500	Boston Industrial Development Authority, (Alzheimer’s Center), (FHA), 6.00%, 2/1/37	$510,700
600	Massachusetts Health and Educational Facilities Authority, (Christopher House), 6.875%, 1/1/29	609,324
		$1,120,024
Senior Living / Life Care — 3.8%
$1,500	Massachusetts Development Finance Agency, (Berkshire Retirement), 5.625%, 7/1/29	$1,496,130
		$1,496,130
Special Tax Revenue — 4.3%
$7,195	Massachusetts Bay Transportation Authority, 0.00%, 7/1/34	$1,733,060
		$1,733,060
Water and Sewer — 7.9%
$100	Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/32	$101,037
375	Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	385,590
965	Massachusetts Water Pollution Abatement Trust, 5.375%, 8/1/27	996,353
2,000	Massachusetts Water Resources Authority, 4.00%, 8/1/46	1,655,800
		$3,138,780
Total Tax-Exempt Investments — 168.3% (identified cost $66,924,760)		$66,931,916
Other Assets, Less Liabilities — (14.2)%		$(5,664,690)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (54.1)%		$(21,506,715)
Net Assets Applicable to Common Shares — 100.0%		$39,760,511

ACA	—	ACA Financial Guaranty Corporation
AMBAC	—	AMBAC Financial Group, Inc.

AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
DRIVERS	—	Derivative Inverse Tax-Exempt Receipts
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Administration
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2007, 43.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 5.0% to 18.9% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, the aggregate value of the securities is $2,179,887 or 5.5% of the Trust’s net assets applicable to common shares.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2007.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(4)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Trust.

A summary of financial instruments at August 31, 2007 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
12/07	25 U.S. Treasury Bond	Short	$(2,795,112)	$(2,789,063)	$6,049

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Trust	Floating Rate Paid To Trust	Effective Date/ Termination Date	Unrealized Depreciation
Citibank, N.A.	$925,000	5.732%	3 month USD-LIBOR-BBA	May 16, 2008/ May 16, 2038	$(37,117)
Lehman Brothers, Inc.	$1,575,000	5.503%	3 month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(8,972)
Merrill Lynch Capital Services, Inc.	$2,500,000	5.817%	3 month USD-LIBOR-BBA	April 1, 2008/ April 1, 2038	$(137,483)
					$(183,572)

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At August 31, 2007, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$60,812,537
Gross unrealized appreciation	$1,796,223
Gross unrealized depreciation	(1,720,177)
Net unrealized appreciation	$76,046

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Massachusetts Municipal Income Trust

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer
Date:	October 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer
Date:	October 18, 2007
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	October 18, 2007